S-K 1602, SPAC Registered Offerings	Aug. 04, 2026 USD ($)
SPAC Offering Forepart [Line Items]
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	We have until the date that is 21 months from the closing of this offering, or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such time period and we wish to further extend the date by which we must consummate our initial business combination, we will seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination, and holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of taxes), divided by the number of then issued and outstanding public shares, subject to applicable law. There are no limitations as to the duration of an extension or the number of times the completion window may be extended by shareholders via an amendment to our amended and restated memorandum and articles of association; however, such amendment to our amended and restated memorandum and articles of association may include limitations on the duration of the extension, the number of possible extensions, requirements for additional payments to the trust in connection with an extension and other potential terms for consideration by our shareholders. There is no limit on the number of extensions that we may seek or the length of any such extensions; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement units have no value to the holder.If we are unable to complete our initial business combination within 21 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve, from the closing of this offering, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of taxes and less up to $100,000 of interest income to pay liquidation and dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein. We expect the pro rata redemption price to be approximately $10.00 per public share (regardless of whether or not the representative exercises the over-allotment option), without taking into account any interest or other income earned on such funds. However, we cannot assure you that we will in fact be able to distribute such amounts as a result of claims of creditors, which may take priority over the claims of our public shareholders.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	36 months
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Potential Additional Financing

We may obtain additional financing to complete our initial business combination, for example, because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity and equity-linked securities or the incurrence of indebtedness, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. Public shareholders will experience additional dilution from the issuance of the private placement shares underlying the private placement units (including private placement shares underlying private placement units issued upon conversion of working capital loans, if any such loans are converted into private placement units), as well as from the conversion of the private placement rights underlying any private placement units into private placement shares. In addition, we may target businesses with enterprise values that are greater than we could acquire with

SPAC, Trust or Escrow Account, Material Terms [Text Block]	NYSE rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the $202,250,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or $232,250,000 if the underwriters’ over-allotment option is exercised in full, $200,000,000 ($10.00 per unit), or $230,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit in either case), will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $250,000 (whether or not the underwriters’ over-allotment option is exercised) in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $1,000,000 to pay fees and expenses in connection with the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for taxes payable and up to $100,000 to pay liquidation and dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to the rights of holders of Class A ordinary shares or pre-initial business combination activity.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 202,250,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Redemption Rights [Text Block]

that may not otherwise have been possible. In addition, if such purchases are made, the public “float” of our securities may be reduced and the number of beneficial holders of our securities may be reduced, which may make it difficult to maintain or obtain the quotation, listing or trading of our securities on a national securities exchange. Please see “Risk Factors — Risks Relating to our Search for, and Consummation of or Inability to Consummate, a Business Combination — If we seek shareholder approval of our initial business combination, sponsor, initial shareholders, directors, officers, advisors or their affiliates may elect to purchase public shares or rights, which may influence a vote on a proposed business combination and reduce the public “float” of our securities.”

Redemption rights for public shareholders upon completion of our initial business combination:

We will provide our public shareholders, regardless of whether they abstain, vote for or vote against our initial business combination, with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (net of taxes), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein.

The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters because such commissions are subject to pro-rata reduction based on the number of Class A ordinary shares redeemed by our public shareholders. There will be no redemption rights upon the completion of our initial business combination with respect to our rights. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares held by them that they may acquire during or after this offering in connection with the completion of our initial business combination.

Manner of conducting redemptions:

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares, regardless of whether they abstain, vote for or vote against our initial business combination, upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the initial business combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed initial business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirements. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company (other than with a 90% subsidiary of ours) and any transactions where we issue more than 20% of our issued and outstanding Class A ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. So long as we obtain and maintain a listing for our securities on NYSE, we will be required to comply with NYSE’s shareholder approval rules.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us, directly or indirectly, prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, and the consideration paid or to be paid to us in connection therewith:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
PAC Sponsor, LLC	5,750,000 Class B ordinary shares (of which 750,000 are subject to forfeiture if the representative does not exercise the over-allotment option)	$25,000, or $0.0043 per share
	225,000 private placement units	$2,250,000
	Up to $300,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses.
PAC Sponsor, LLC, or its affiliate	$10,000 per month	Accounting, bookkeeping, office space, IT support, research, professional, secretarial and administrative services.

Up to 150,000 private placement units of the post-business combination entity which may be issued upon conversion of up to $1,500,000 in working capital loans at a price of $10.00 per unit, at the option of the lender

Working capital loans to fund working capital or to finance transaction costs in connection with an initial business combination.
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services related to identifying, investigating, negotiating and completing an initial business combination.
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
PAC Sponsor, LLC, members of our management team, advisors and their affiliates	Consulting, success or finder’s fees in connection with the consummation of our initial business combination(1)	Services in connection with identifying, investigating and completing an initial business combination
PAC Sponsor, LLC, or its affiliates	Salary or fee in an amount that constitutes a market standard for comparable transactions in connection with our initial business combination(2)	Services in connection with identifying, investigating and completing an initial business combination
Independent directors	Membership interest in the sponsor, reflecting an economic interest in 50,000 founder shares for each independent director	Services as an independent director
Chief Financial Officer	Membership interest in the sponsor, reflecting an economic interest in 75,000 founder shares	Services as the Chief Financial Officer

____________

(1)      As of the date of this prospectus, no such arrangements are currently in place.

(2)      As of the date of this prospectus, no such arrangements are currently in place. Any such salary or fee would be paid using available working capital funds (including proceeds from any promissory notes issued by us and funds released from the trust account upon completion of our initial business combination), but would not in any event be paid out of the fees due to our sponsor under the Administrative Services Agreement.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of March 31, 2026
Deemed Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.50	$6.95	$3.05	$6.05	$3.95	$4.25	$5.75	$(0.99)	$10.99
Assuming No Exercise of Over-Allotment Option
$7.49	$6.94	$3.06	$6.03	$3.97	$4.24	$5.76	$(0.98)	$10.98

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of March 31, 2026
	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment
Deemed public offering price(1)	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Increase (decrease) attributable to public shareholders	6.94	6.95	6.03	6.05	4.24	4.25	(0.98)	(0.99)
Pro forma net tangible book value after this offering	6.94	6.95	6.03	6.05	4.24	4.25	(0.98)	(0.99)
Dilution to public shareholders	3.06	3.05	3.97	3.95	5.76	5.75	10.98	10.99
% Dilution to public shareholders	30.60%	30.50%	39.70%	39.50%	57.60%	57.50%	109.80%	109.90%
	As of March 31, 2026
	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment
Numerator:
Net tangible book value deficit before this offering(5)	(24,444)	(24,444)	(24,444)	(24,444)	(24,444)	(24,444)	(24,444)	(24,444)
Net proceeds from this offering and the sale of private placement units(2)	201,000,000	231,000,000	201,000,000	231,000,000	201,000,000	231,000,000	201,000,000	231,000,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	37,500	37,500	37,500	37,500	37,500	37,500	37,500	37,500
Less: Over-allotment liability	(158,300)	—	(158,300)	—	(158,300)	—	(158,300)	—
Less: Deferred underwriting commission(3)	(4,500,000)	(5,175,000)	(3,000,000)	(3,450,000)	(1,500,000)	(1,725,000)	—	—
Less: Advisory Fee(3)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)
Less: Redemptions(4)	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
Total	140,354,756	161,438,056	91,854,756	105,663,056	43,354,756	49,888,056	(5,145,244)	(5,886,944)

Denominator:
Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Private placement shares	225,000	225,000	225,000	225,000	225,000	225,000	225,000	225,000
Less: Ordinary shares redeemed	(5,000,000)	(5,750,000)	(12,500,000)	(14,375,000)	(18,750,000)	(21,562,500)	(20,000,000)	(23,000,000)
Total	20,225,000	23,225,000	15,225,000	14,475,000	10,225,000	11,725,000	5,225,000	5,975,000

____________

(1)      Offering price per unit after taking into account the shares issuable upon conversion of the rights.

(2)      Expenses applied against gross proceeds include offering expenses of approximately $1,000,000 and $250,000 payable to the underwriters upon the closing of this offering. See “Use of Proceeds.”

(3)      Upon the consummation of our initial business combination, $0.30 per unit on all units sold ($6,000,000 in the aggregate or up to $6,900,000 in the aggregate if the underwriters’ over-allotment option is exercised) will be payable to the underwriters for deferred underwriting commissions, with such commissions subject to pro-rata reduction based on the number of Class A ordinary shares redeemed by our public shareholders. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters. In addition, an advisory fee equal to 3% of the gross proceeds raised in the IPO, payable to the underwriters upon and subject to the closing of our initial business combination.

(4)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers or their affiliates may purchase shares or public rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

(5)      Assumes receipt of $25,000 for issuance of the founder shares, which occurred on April 7, 2026.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, including, among other things, Three Lions Acquisition Corp., he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity (unless such opportunity was presented to such individuals in his or her capacity as an officer or director of our company), subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties:

Individual	Entity	Entity’s Business	Affiliation
Steven K. Hudson	MoreMed Inc.	Cosmetics/Personal Care and Medical Devices/Wound Care	Director
	Pinnacle Advisory Inc.	Investment management and wealth management	Chief Executive Officer
Jack Schneider	Pinnacle Advisory Inc.	Investment management and wealth management	Chief Operating Officer and Chief Financial Officer
Paul Stoyan	Gardiner Roberts LLP	Legal services	Chief Executive Officer and Chair
	Enghouse Systems Limited	Software and services	Director
Karen Martin	Propel Holdings Inc.	Financial technology	Independent Director and Chair of Audit Committee
Individual	Entity	Entity’s Business	Affiliation
	Real Matters Inc.	Mortgage and insurance management services platform	Independent Director and Chair of Audit Committee
	MCAN Mortgage Corporation	Mortgage investment	Director and Chair of Audit Committee
Andrew Rechtschaffen	AREX Capital Management, LP	Investment	Founder and Chief Executive Officer
Harry Brandler	Three Lions Acquisition Corp.	SPAC	Chief Financial Officer and Director
	Green Brick Partners, Inc.	Homebuilding and Land Development	Director, Chair of Compensation Committee, Member of Governance & Sustainability Committee

In addition, our sponsor and our officers and directors may sponsor or form other SPACs similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC with which they may become involved. If any of our sponsor, officers or directors becomes as aware of a business combination opportunity which is suitable for an entity to which he, she or it has then current fiduciary or contractual obligations, including, among other things, Three Lions Acquisition Corp., then he, she or it may be required to honor such fiduciary or contractual obligations to present such business combination opportunity to such entity. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our sponsor purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement units may have no value to the holder. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) one year after the completion of our initial business combination; or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lock-up. The private placement units (including the securities underlying such units) will not be transferable until 30 days following the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or rights directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Steven K. Hudson, our Chairman and Chief Executive Officer, and Andrew Rechtschaffen, our director nominee, have each expressed an interest in purchasing up to 1,000,000 units in this offering (2,000,000 units in total) at the offering price, whether or not the underwriters’ over-allotment option is exercised. Such amount would represent 10.0% of the units to be sold in this offering (assuming the underwriters’ over-allotment option is not exercised). Units sold in this offering that are purchased by Mr. Hudson and Mr. Rechtschaffen would be subject to certain resale restrictions. Because these expressions of interest are not binding agreements or commitments to purchase, each of Mr. Hudson and Mr. Rechtschaffen may determine to purchase fewer or no units in this offering. The underwriters have full discretion to allocate the units in this offering to investors and may determine to sell fewer units to Mr. Hudson and Mr. Rechtschaffen, or no units at all. There can be no assurance that Mr. Hudson and/or Mr. Rechtschaffen will acquire any units in this offering or as to the amount they will retain. Regardless of the number of units Mr. Hudson and Mr. Rechtschaffen purchase, they will have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. In addition, Mr. Hudson and Mr. Rechtschaffen potentially will have different interests than our other public shareholders in approving our initial business combination and otherwise in exercising their rights as public shareholders because of the sponsor’s ownership (and their indirect ownership) of founder shares, which will incentivize them to act in a manner that may protect their interests in the founder shares.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        The personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing business combinations could cause our directors and executive officers to prioritize a different business combination over finding a suitable acquisition target for our business combination. Consequently, our directors’ and executive officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination.

•        Our sponsor and members of our management team will, directly or indirectly, own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering and assuming no exercise of the over-allotment option, our sponsor will have invested in us an aggregate of $2,275,000, comprised of the $25,000 purchase price for the founder shares and the $2,250,000 purchase price for the private placement units. Assuming a trading price of $10.00 per public share upon consummation of our initial business combination, the 5,000,000 founder shares (assuming no exercise of the over-allotment option, excluding the 225,000 private placement shares, after automatic conversion of the 5,000,000 founder shares) would have an aggregate implied value of $50,000,000. Even if the trading price of our ordinary shares were as low as $0.46 per share, and disregarding the private placement units, the value of the founder shares would be equal to our sponsor’s aggregate initial investment in us. As a result, our sponsor is likely to be able to make a substantial profit on its investment in us at a time when our public shares have lost significant value. Accordingly, members of our management team, who own interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        In the event our sponsor or members of our management team provide loans to us to fund working capital or to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        If we agree to pay, to the extent permitted by law, our sponsor, officers or directors, or our or their affiliates, a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination, which, if made prior to the completion of our initial business combination, will be paid from net proceeds of this offering and the sale of the private placement units not held in the trust account.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors. Accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination. In the event we seek to complete our initial business combination with a target business that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers, directors or advisors a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

Steven K. Hudson, our Chief Executive Officer and Chairman, is bound by non-compete provisions contained in his retirement agreement entered into with ECN Holdings, which provisions are in effect for eighteen months from April 28, 2026, and which prohibit Mr. Hudson from engaging in Covered Activities for Covered Businesses. Mr. Hudson is also prohibited from engaging in Covered Activities with respect to any business that ECN Holdings was in the process of developing, as reflected in a written business or strategic plan of ECN Holdings that was communicated to Mr. Hudson, as of April 28, 2026. In connection with those non-compete provisions, ECN Holdings is obligated to make certain payments to Mr. Hudson. In addition, until April 28, 2028, Mr. Hudson is bound by non-solicitation provisions that prohibit him, among other things, from (i) soliciting business for any competitive Covered Business from any customer or client of ECN Holdings or its subsidiaries with whom Mr. Hudson had material dealings during the twelve months ending on April 28, 2026, or (ii) attempting either to direct any such customer or client away from ECN Holdings or its subsidiaries or to discontinue or alter one or more of their relationships with ECN Holdings or its subsidiaries.

In light of these non-competition and non-solicitation provisions, we will not seek an initial business combination with any company with operations in a Covered Business. In addition, if our initial business combination does not cause Mr. Hudson to violate the non-competition and non-solicitation provisions described above, no assurance can be given that the combined company would not in the future engage in activities that would cause him to be in breach of the non-competition provisions.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the deemed offering price of $10.00 per unit and the NTBV per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of issued and outstanding Class A ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement shares, as further described in this prospectus, and (B) (i) assume the issuance of 20,000,000 Class A ordinary shares (or 23,000,000 Class A ordinary shares if the over-allotment option is exercised in full), 5,750,000 founder shares (up to 750,000 of which are assumed to be forfeited in the scenario in which the underwriters’ over-allotment option is not exercised in full) and 225,000 private placement units (whether or not the underwriters’ over-allotment option is exercised). Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.